Consolidated Statements of Stockholder's Equity - USD ($)	Common Stock [Member] Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Noncontrolling Interest [Member]	Previously Reported [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 70,000		$ 38,113,000		$ (271,000)		$ 3,860,000		$ 41,772,000
Beginning balance, shares at Dec. 31, 2020		70,496,041
Net loss					$ (1,303,000)		$ (545,000)		$ (1,848,000)	(1,848,000)
Issuance of common stock, net
Proceeds from shareholder
Ending balance, value at Dec. 31, 2021	$ 70,000	$ 70,000	38,113,000	38,113,000	(1,574,000)	(1,574,000)	(3,315,000)	3,315,000	39,924,000	39,924,000
Ending balance, shares at Dec. 31, 2021	70,496,041	70,496,041
Net loss						(1,412,000)		(133,000)		(1,545,000)
Ending balance, value at Jun. 30, 2022		$ 70,000		38,113,000		(2,986,000)		3,182,000		38,379,000
Ending balance, shares at Jun. 30, 2022		70,496,041
Beginning balance, value at Dec. 31, 2021	$ 70,000	$ 70,000	38,113,000	38,113,000	(1,574,000)	(1,574,000)	(3,315,000)	3,315,000	39,924,000	39,924,000
Beginning balance, shares at Dec. 31, 2021	70,496,041	70,496,041
Net loss					(7,051,000)		(204,000)		(7,255,000)
Ending balance, value at Dec. 31, 2022	$ 70,000	$ 70,000	$ 38,113,000	38,113,000	$ (8,625,000)	(8,625,000)	$ 3,111,000	3,111,000	$ 32,669,000	32,669,000
Ending balance, shares at Dec. 31, 2022		70,496,041
Net loss						(1,939,000)		(30,000)		(1,969,000)
Ending balance, value at Jun. 30, 2023		$ 70,000		$ 38,113,000		$ (10,564,000)		$ 3,081,000		$ 30,700,000
Ending balance, shares at Jun. 30, 2023		70,496,041